Finance costs	12 Months Ended
Dec. 31, 2024
Finance Cost [Abstract]
Finance costs	9. Finance costs

	Year ended December 31,
	2022	2023	2024
	RMB’million	RMB’million	RMB’million
Interest and related expenses	115	124	124
Exchange (gains)/losses	(7)	17	(30)
	108	141	94